Consolidated Statements of Profit/Loss and Other Comprehensive Income/Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of profit or loss and other comprehensive income [abstract]
Revenue	€ 4,422	€ 2,355	€ 679
Other operating income	2,376	435	295
Cost of materials of which capitalized costs 2022: (689); 2021: (1,995); 2020: (4,073)	(15,434)	(10,624)	(6,221)
Personnel costs of which capitalized costs 2022: (665); 2021: (1,906); 2020: (3,921)	(37,410)	(23,365)	(16,834)
Depreciation, amortisation and impairment of which capitalized costs 2022: (112); 2021: (287); 2020: (802)	(7,989)	(4,518)	(1,843)
Other operating costs of which capitalized costs 2022: (101); 2021: (427); 2020: (579)	(22,082)	(11,830)	(5,345)
Change in inventories of finished goods and work in progress	760	568	637
Own work capitalized	1,567	4,615	9,375
Operating profit/(loss)	(73,790)	(42,364)	(19,257)
Interest and similar income	0	0	18
Interest and similar expenses	(2,545)	(2,148)	0
Net foreign exchange gain / (loss)	2,574	826	(531)
Net finance income/(costs)	29	(1,322)	(513)
Share of profit of equity-accounted investees, net of tax	(45)	0	0
Profit/(loss) before tax	(73,806)	(43,686)	(19,770)
Income tax expense	24	(1,791)	0
Consolidated net profit/(loss)	(73,782)	(45,477)	(19,770)
Items which may be subsequently reclassified to profit and loss
Foreign operations – foreign currency translation differences	(411)	(498)	367
Other comprehensive income/(loss) for the period after tax	(411)	(498)	367
Total comprehensive (loss) for the period	€ (74,193)	€ (45,975)	€ (19,403)
Weighted average ordinary shares outstanding (basic and diluted)	5,435,839	4,250,134	3,349,403
Basic and diluted loss per share in EUR	€ (13.57)	€ (10.7)	€ (5.9)